SUPPLEMENT TO THE PROSPECTUSES and SUMMARY PROSPECTUSES OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo California Limited-Term Tax Free Fund
Wells Fargo Carlifornia Tax-Free Fund
Wells Fargo High Yield Municipal Bond Fund
Wells Fargo Intermediate Tax/AMT-Free Fund
Wells Fargo Municipal Bond Fund
Wells Fargo Short-Term Municipal Bond Fund
Wells Fargo Strategic Municipal Bond Fund
Wells Fargo Ultra Short-Term Municipal Income Fund
Wells Fargo Wisonsin Tax-Free Fund
(each the “Fund”, together the “Funds”)

Lyle Fitterer, CFA has announced his intention to retire from Wells Capital Management Incorporated on July 1, 2019. He will continue to serve as a portfolio manager of the Funds through June 1, 2019. After June 1, 2019, all references to Lyle Fitterer, CFA in the Funds’ prospectuses are hereby removed.

Effective immediatley, Robert J. Miller is removed as a portfolio manager to California Tax-Free Fund. All references to Robert J. Miller in the Fund’s prospectuses are hereby removed.

Effective immediately, the Fund Management table included in the section entitled “Fund Summary” for each Fund, is replaced to reflect the addition of portfolio manager(s).

California Limited-Term Tax-Free Fund
Brandon Pae is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Brandon Pae, Portfolio Manager / 2019 Adrian Van Poppel, Portfolio Manager / 2009

California Tax-Free Fund
Brandon Pae is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Terry J. Goode, Portfolio Manager / 2011 Brandon Pae, Portfolio Manager / 2019 Adrian Van Poppel, Portfolio Manager / 2009

Intermediata Tax/AMT-Free Fund
Bruce R. Johns and Adrian Van Poppel are added as portfolio managers to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Bruce R. Johns, Portfolio Manager / 2019 Robert J. Miller, Portfolio Manager / 2008 Adrian Van Poppel, Portfolio Manager / 2019

Municipal Bond Fund
Wendy Casetta and Terry J. Goode are added as portfolio managers to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2019 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Terry J. Goode, Portfolio Manager / 2019 Robert J. Miller, Portfolio Manager / 2008

Short-Term Municipal Bond Fund
Bruce R. Johns is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Bruce R. Johns, Portfolio Manager / 2019

Strategic Municipal Bond Fund
Terry J. Goode is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2010 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2010 Terry J. Goode, Portfolio Manager / 2019 Robert J. Miller, Portfolio Manager / 2010

Ultra Short-Term Municipal Income Fund
James Randazzo is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000 Bruce R. Johns, Portfolio Manager / 2017 James Randazzo, Portfolio Manager / 2019

Wisconsin Tax-Free Fund
Wendy Casetta is added as a portfolio manager to the Fund.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2019 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2001 Bruce R. Johns, Portfolio Manager / 2017 Thomas Stoeckmann, Portfolio Manager / 2005

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Brandon Pae
Mr. Pae joined Wells Capital Management in 2012, where he currently serves as a Portfolio Manager.

James Randazzo
Mr. Randazzo joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager.

March 28, 2019	MIR049/P1101S2